UCI Acquisition	3 Months Ended
Mar. 31, 2012
UCI Acquisition [Abstract]
UCI ACQUISITION

NOTE 2 — UCI ACQUISITION

On November 29, 2010, UCI International, Inc. entered into a Merger Agreement by and among UCI International, Inc., Rank Group Limited (“Rank Group”), and Uncle Acquisition 2010 Corp pursuant to which Uncle Acquisition 2010 Corp agreed to be merged with and into UCI International, Inc., with UCI International, Inc. continuing as the surviving corporation and an affiliate of Rank Group. On January 26, 2011, Holdings, through its indirect subsidiary Uncle Acquisition 2010 Corp, acquired 100% of the outstanding stock of UCI International, Inc. for a purchase price of $375.0 million and assumed the indebtedness of UCI International (the “UCI Acquisition”). There was no contingent consideration paid.

Funding for the purchase consideration and the refinancing of certain UCI International borrowings that were assumed was provided through a combination of an equity contribution of $320.0 million, additional borrowings, advances from Rank Group and existing cash. See Note 10 for a discussion of the repayment of UCI’s 2010 Credit Facility (as defined in Note 10), the redemption and discharge of UCI International’s Senior PIK Notes (as defined in Note 10) and the UCI Acquisition financing. The UCI Acquisition and transactions consummated to repay and terminate certain UCI International borrowings that were assumed are collectively referred to as the “Transactions.”

The values of the acquired assets and assumed liabilities reflect the allocation of the aggregate purchase price of $375.0 million in accordance with ASC 805, “Business Combinations. The determination of fair values of acquired identifiable intangible assets and property, plant and equipment involved a variety of assumptions, including estimates associated with remaining useful lives. At December 31, 2011, amounts presented for the UCI Acquisition were finalized.

The following table presents the final fair value of the assets acquired and liabilities assumed (in millions):

January 26, 2011
Cash and cash equivalents	$189.7
Accounts receivable	265.4
Inventories	164.7
Other current assets	15.7
Restricted cash	16.3
Property, plant and equipment	161.9
Intangible assets (excluding goodwill)	448.0
Other long-term assets	9.2
Accounts payable	(104.3)
Short-term borrowings	(0.7)
Accrued expenses and other current liabilities	(133.6)
Long-term debt (including current maturities)	(784.7)
Pension and other post-retirement liabilities	(79.5)
Deferred tax liabilities	(97.0)
Other long-term liabilities	(5.0)

Net assets acquired before goodwill on acquisition	66.1
Goodwill on acquisition	308.9

Net assets acquired	$375.0

Merger and acquisition related costs of $8.5 million during the Successor three months ended March 31, 2011, are included in a separate line item on the interim unaudited condensed consolidated statements of comprehensive income. During the Predecessor period January 1, 2011 through January 25, 2011, UCI International incurred seller side merger and acquisition costs of $5.2 million. Debt issue costs related to the acquisition financing totaled $22.5 million.

The following table presents pro forma financial information of the combined entity as though the UCI Acquisition occurred on January 1, 2011 (in millions):

Three months ended March 31, 2011
Net sales	$245.6
Net income	$2.7

The pro forma results of operations have been prepared for comparative purposes only and include certain adjustments to actual financial results. The adjustments include presenting interest expense as if the Transactions had occurred on January 1, 2011, revising estimated amortization and depreciation expense as a result of intangibles and fixed assets acquired being measured at fair value and revising pension expense. The pro forma results of operations were also adjusted to exclude (1) $13.7 million of merger and acquisition costs, (2) $5.9 million of debt commitment fees, (3) $15.1 million of stock-based compensation expense relating to equity incentive awards that vested upon the change in control of UCI International, (4) the loss of $24.2 million on the early extinguishment of debt and (5) $15.8 million of higher cost of goods sold resulting from the increase in inventory to fair value over the historical carrying value of acquired inventories as required under purchase accounting. The pro forma results of operations do not purport to be indicative of the results of operations that would have actually resulted had the acquisition occurred on the date indicated or that may result in the future.